Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	€ 37,887	€ 24,948
On call deposits	28,958	19,561
Cash and cash equivalents	€ 66,845	€ 44,509	€ 36,882	€ 23,962